Loans and Allowance for Loan Losses - Summary of Activity in Accretable Yield on Purchased Credit-impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 122	$ 142	$ 142	$ 349	$ 574
Disposals					(99)
Restructuring as TDR				(22)
Accretion of income	(1)	(20)	(135)	(185)	(126)
Ending balance	121	$ 122	122	$ 142	$ 349
Scenario, Previously Reported [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 7
Ending balance			$ 7